MARSHALL INTERNATIONAL STOCK FUND
(A portfolio of Marshall Funds, Inc.)




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Supplement  to  The  Institutional  Class  of  Shares  Statement  of  Additional
Information dated October 31, 2001

Please delete the first paragraph under "SECURITIES IN WHICH THE FUND INVESTS" and replace with the following:

"For purposes of this section, "Assets" shall mean net assets plus the amount of any borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of issuers domiciled in at least three different nations outside the United States, and will invest at least 80% of the Fund's Assets in common stocks, preferred stocks and other equity securities. The Fund will provide shareholders with at least 60 days prior notice of any changes to the policy described in this section as required by Rule 35d-1 of the 1940 Act. Following is a table that indicates which types of securities are a:"



                                                                   July 31, 2002


















Marshall Funds Investor Services
1000 North Water Street
Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

27603 (7/02)


THE ADVISOR CLASS OF SHARES
(A portfolio of Marshall Funds, Inc.)

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Supplement to Class A Shares Statement of Additional Information dated
October 31, 2001

Please delete the section "Other Investment Policies" and replace with the following:

"OTHER INVESTMENT POLICIES

For purposes of this section, "Assets" shall mean net assets plus the amount of any borrowings for investment purposes. The following Funds (except the Equity Income Fund) have an investment policy which requires that a Fund invest, under normal circumstances, at least 80% of its Assets in a particular type of security that is consistent with a Fund's goals and investment strategies.

Equity Income Fund will invest at least 65% of its total assets in equity securities that generate dividend income. Large-Cap Growth & Income Fund will invest at least 80% of its Assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. Mid-Cap Value Fund will invest at least 80% of its Assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. Mid-Cap Growth Fund will invest at least 80% of its Assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. Small-Cap Growth Fund will invest at least 80% of its Assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index. International Stock Fund will invest at least 80% of its Assets in securities of issuers domiciled in at least three different nations outside the United States, and will invest at least 80% of the Fund's Assets in common stocks, preferred stocks and other equity securities. Government Income Fund will invest at least 80% of its Assets in U.S. government securities (not including privately issued mortgage-related securities). Intermediate Bond Fund will invest at least 80% of its Assets in bonds. Short-Term Income Fund will invest at least 80% of its Assets in short- to intermediate-term investment grade bonds and notes.

Each Fund listed above (except the Equity Income Fund) will provide shareholders with at least 60 days prior notice of any changes to the policy described in this section as required by Rule 35d-1 of the 1940 Act."


                                                                   July 31, 2002


Marshall Funds Investor Services
1000 North Water Street
Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

27605 (7/02)


THE INVESTOR CLASS OF SHARES
(A portfolio of Marshall Funds, Inc.)

--------------------------------------------------------------------------------
Supplement to Class Y Shares Statement of Additional Information dated
October 31, 2001

Please delete the section "Other Investment Policies" and replace with the following:

"OTHER INVESTMENT POLICIES

For purposes of this section, "Assets" shall mean net assets plus the amount of any borrowings for investment purposes. The following Funds (except the Equity Income Fund) have an investment policy which requires that a Fund invest, under normal circumstances, at least 80% of its Assets in a particular type of security that is consistent with a Fund's goals and investment strategies.

Equity Income Fund will invest at least 65% of its total assets in equity securities that generate dividend income. Large-Cap Growth & Income Fund will invest at least 80% of its Assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. Mid-Cap Value Fund will invest at least 80% of its Assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. Mid-Cap Growth Fund will invest at least 80% of its Assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. Small-Cap Growth Fund will invest at least 80% of its Assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index. International Stock Fund will invest at least 80% of its Assets in securities of issuers domiciled in at least three different nations outside the United States, and will invest at least 80% of the Fund's Assets in common stocks, preferred stocks and other equity securities. Government Income Fund will invest at least 80% of its Assets in U.S. government securities (not including privately issued mortgage-related securities). Intermediate Bond Fund will invest at least 80% of its Assets in bonds. Intermediate Tax-Free Fund will invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). Short-Term Income Fund will invest at least 80% of its Assets in short- to intermediate-term investment grade bonds and notes.

Each Fund listed above (except the Equity Income Fund and the Intermediate Tax-Free Fund) will provide shareholders with at least 60 days prior notice of any changes to the policy described in this section as required by Rule 35d-1 of the 1940 Act."


                                                                   July 31, 2002

Marshall Funds Investor Services
1000 North Water Street
Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

27604 (7/02)